Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Foreign Exchange risk Exposure lied on Cash and Short-Term Deposits	End of 2017, the foreign exchange risk exposure lied on the cash and short-term deposits denominated in USD.

EUR/USD	+2%	+1%	-1%	-2%
Unrealized foreign (loss) gain	-€660k	-€330k	+€330k	+€660k